Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2022
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationship with Group

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
FSOL	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")	Equity method investee of the Group
VIP Sing	Equity method investee of the Group
Jiaxin Travel	Entity controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
Dangdai	Entity ultimately controlled by Tian Peihua, brother of Tian Peiqing, Chairman of the Group
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")	Equity method investee of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Liu Wei, Shen Yalin, Yang Huining, Ma Lichao, Yang Hongguan and Song Ping	Non-controlling interest shareholders of VIE's subsidiaries

Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended
	February 29		February 28	February 28
	2020		2021	2022
	RMB		RMB	RMB	USD
Services provided to related parties
Fuxi Network	3,436		2,476	949	150
Total	3,436		2,476	949	150
Purchases of services provided by related parties
Fuxi Network	1,702		3,525	—	—
Others	—		246	—	—
Total	1,702		3,771	—	—
Lease expense to Huangshan Culture (1)	53		108	108	17
Total	53		108	108	17
Gain from disposal of liabilities and a subsidiary (2)	—	—	—	4,048	642
Total	—		—	4,048	642

(1) In September 2019, the Group entered into two lease contracts with Huangshan Culture Investment Group Co., Ltd., non-controlling interest shareholder of Huangshan Four Seasons Research and Learning Education Development Co., Ltd. The Group recognized an operating lease right-of-use asset of RMB189 and RMB88 (US$14), and operating lease liability of RMB141 and RMB40 (US$6) as of February 28, 2021 and 2022, respectively. The operating lease expenses was RMB53, RMB108 and RMB108 (US$17) for the years ended February 29, 2020, February 28, 2021 and 2022, respectively.

(2) Due to the change in regulations, the Group ceased offering K9 Academic AST services at the end of 2021. The Group disposed the deferred revenue related to K9 Academic AST services that it received in advance from the students for the unconsummated lessons to Jiaxin Travel’s sponsored not-for profit entities with a consideration at RMB7,500. After disposal, all the rights and obligations related to the contracts of unconsummated lessons were transferred to Jiaxin Travel. The Group recognized gain of RMB 835 (US$133) from the transaction.

Schedule of Amounts Owed from and To Related Parties

The following tables present amounts due from and to related parties as of February 28, 2021 and 2022:

	As of February28,
	2021	2022
	RMB	RMB	USD
Amounts due from related parties
Jiaxin Travel (1)	—	948	150
Dangdai (1)	—	1,998	317
Non-controlling interest shareholders of VIE's subsidiaries (2)	—	588	93
Total	—	3,534	560
Amounts due to related parties
Non-controlling interest shareholders of VIE's subsidiaries (3)	1,390	723	115
Others	105	160	25
Total	1,495	883	140

(1) The amount represents the refund of tuition fee on behalf of Jiaxin Travel and Dangdai after the disposal of deferred revenue and Dangdai to Jiaxin Travel.

(2) The amount represents the loan lent to non-controlling interest shareholders.

(1) The amount represents the loan borrowed from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.